UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31,2006

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   30-Jan-07

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          117

Form 13F Information Table Value Total:      $143,924

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     3724    80950  SH      Sole                     1005             79945
                                                               140     3040  SH      Defined                                    3040
Abbott Laboratories            COM              002824100      295     6050  SH      Sole                                       6050
                                                                49     1000  SH      Defined                                    1000
Alltel Corp                    COM              020039103     2514    41560  SH      Sole                      950             40610
                                                                42      700  SH      Defined                                     700
American Express Co.           COM              025816109     3332    54916  SH      Sole                     1050             53866
                                                                94     1545  SH      Defined                                    1545
Amgen                          COM              031162100      230     3361  SH      Sole                                       3361
                                                                17      250  SH      Defined                                     250
Auto Data Processing           COM              053015103     2332    47348  SH      Sole                     1000             46348
                                                                76     1550  SH      Defined                                    1550
Bank of America Corp.          COM              060505104     4279    80155  SH      Sole                     1150             79005
                                                              1697    31785  SH      Defined                                   31785
Bear Stearns Cos. Inc.         COM              073902108     3575    21960  SH      Sole                      450             21510
                                                                65      400  SH      Defined                                     400
Becton, Dickinson & Company    COM              075887109     2212    31529  SH      Sole                      775             30754
                                                                75     1075  SH      Defined                                    1075
Bellsouth Corp.                COM              079860102      223     4725  SH      Sole                                       4725
C.R. Bard Inc.                 COM              067383109     2724    32833  SH      Sole                      725             32108
                                                                71      850  SH      Defined                                     850
Chubb Corp.                    COM              171232101     2176    41131  SH      Sole                     1000             40131
                                                                44      825  SH      Defined                                     825
Cisco Systems, Inc.            COM              17275R102     1240    45373  SH      Sole                     1500             43873
                                                                 9      340  SH      Defined                                     340
Cohen Steers Realty Ishares    COM              464287564     1586    15812  SH      Sole                                      15812
                                                                53      530  SH      Defined                    80               450
Colgate Palmolive              COM              194162103      385     5900  SH      Sole                                       5900
Danaher Corp.                  COM              235851102     4036    55718  SH      Sole                     1100             54618
                                                               137     1895  SH      Defined                                    1895
Disney (Walt) Holding Co.      COM              254687106      130     3806  SH      Sole                                       3806
                                                               126     3680  SH      Defined                                    3680
Ecolab Inc.                    COM              278865100     2595    57407  SH      Sole                     1400             56007
                                                                40      875  SH      Defined                                     875
Electronic Arts, Inc.          COM              285512109     1205    23920  SH      Sole                      600             23320
                                                                38      750  SH      Defined                                     750
Emerson Electric Company       COM              291011104     2302    52210  SH      Sole                     1200             51010
                                                                73     1650  SH      Defined                                    1650
Exxon Mobil Corp.              COM              30231G102     5320    69420  SH      Sole                      500             68920
                                                               644     8410  SH      Defined                                    8410
Federal Express Corporation    COM              31428X106     2782    25611  SH      Sole                      325             25286
                                                                35      325  SH      Defined                                     325
First Data                     COM              319963104      273    10690  SH      Sole                                      10690
                                                                15      600  SH      Defined                                     600
Fiserv Inc.                    COM              337738108     2683    51191  SH      Sole                     1125             50066
                                                                85     1625  SH      Defined                                    1625
General Electric Co.           COM              369604103     4346   116801  SH      Sole                     1400            115401
                                                               513    13791  SH      Defined                                   13791
GlaxoSmithKline ADR            ADR              37733W105      650    12318  SH      Sole                                      12318
                                                               162     3076  SH      Defined                                    3076
Goldman Sachs Natural Resource COM              464287374     1043    10270  SH      Sole                                      10270
                                                                58      575  SH      Defined                                     575
Hess Corporation               COM              42809h107      587    11835  SH      Sole                      500             11335
                                                                71     1440  SH      Defined                                    1440
Home Depot                     COM              437076102     2488    61953  SH      Sole                      600             61353
                                                                67     1670  SH      Defined                                    1670
Huntington Bancshares          COM              446150104      207     8719  SH      Sole                                       8719
Intel Corp                     COM              458140100     1572    77641  SH      Sole                     2000             75641
                                                                78     3845  SH      Defined                                    3845
Johnson & Johnson              COM              478160104     2132    32296  SH      Sole                      825             31471
                                                                79     1200  SH      Defined                                    1200
Johnson Controls Inc.          COM              478366107     2143    24939  SH      Sole                      500             24439
                                                                56      650  SH      Defined                                     650
KeyCorp New                    COM              493267108     2273    59757  SH      Sole                     1450             58307
                                                                48     1275  SH      Defined                                    1275
L 3 Communications Holdings, I COM              502424104     1805    22074  SH      Sole                      400             21674
                                                                43      525  SH      Defined                                     525
MSCI EAFE Ishares              COM              464287465     4772    65176  SH      Sole                                      65176
                                                               234     3190  SH      Defined                    90              3100
MSCI Emerging Markets Ishares  COM              464287234     3345    29302  SH      Sole                                      29302
                                                               138     1208  SH      Defined                    33              1175
Marriott Intl Inc New CL A     COM              571903202      363     7600  SH      Sole                                       7600
McGraw-Hill Inc.               COM              580645109     4453    65466  SH      Sole                     1000             64466
                                                               217     3190  SH      Defined                                    3190
P P G Industries Inc.          COM              693506107     1796    27966  SH      Sole                      600             27366
                                                                50      775  SH      Defined                                     775
PepsiCo Inc.                   COM              713448108     3020    48289  SH      Sole                      825             47464
                                                               502     8025  SH      Defined                                    8025
Pfizer Inc.                    COM              717081103      246     9488  SH      Sole                                       9488
                                                               157     6075  SH      Defined                                    6075
Pitney-Bowes Inc.              COM              724479100      282     6110  SH      Sole                                       6110
Procter & Gamble Co.           COM              742718109     2241    34874  SH      Sole                                      34874
                                                               311     4842  SH      Defined                                    4842
Quest Diagnostics              COM              74834l100     3280    61896  SH      Sole                     1000             60896
                                                               114     2150  SH      Defined                                    2150
Regions Financial Corp.        COM              7591ep100     2082    55670  SH      Sole                     1275             54395
                                                               285     7619  SH      Defined                                    7619
S&P Mid Cap 400 Ishares        COM              464287507     4887    60960  SH      Sole                                      60960
                                                               204     2550  SH      Defined                   150              2400
S&P Small Cap 600 Ishares      COM              464287804     3504    53098  SH      Sole                                      53098
                                                               118     1785  SH      Defined                   135              1650
Schlumberger Ltd.              COM              806857108     3999    63312  SH      Sole                     1440             61872
                                                               257     4070  SH      Defined                                    4070
Sigma Aldrich Corp.            COM              826552101     2566    33013  SH      Sole                      675             32338
                                                                99     1275  SH      Defined                                    1275
Southern Company               COM              842587107     3665    99420  SH      Sole                     1600             97820
                                                               467    12665  SH      Defined                                   12665
Standard & Poor's 500 Dep. Rec COM              78462f103     1101     7776  SH      Sole                                       7776
                                                                23      165  SH      Defined                                     165
Stryker Corp.                  COM              863667101     5157    93573  SH      Sole                     1200             92373
                                                                70     1275  SH      Defined                                    1275
Tortoise Energy Infrastructure COM              89147l100     3063    88048  SH      Sole                     1000             87048
                                                               108     3100  SH      Defined                                    3100
U.S. Bancorp Del New           COM              902973304      290     8000  SH      Defined                                    8000
United Healthcare Corp.        COM              91324p102     2700    50250  SH      Sole                     1000             49250
                                                                73     1350  SH      Defined                                    1350
United Technologies Corp.      COM              913017109     3150    50381  SH      Sole                      650             49731
                                                               189     3030  SH      Defined                                    3030
Wachovia Corp New              COM              929903102      422     7412  SH      Defined                                    7412
Wal Mart Stores Inc.           COM              931142103      345     7466  SH      Sole                                       7466
                                                                22      470  SH      Defined                                     470
Walgreen Company               COM              931422109     2059    44870  SH      Sole                      855             44015
                                                               155     3380  SH      Defined                                    3380
Western Union                  COM              959802109      240    10690  SH      Sole                                      10690
                                                                13      600  SH      Defined                                     600
Weyerhaeuser Co.               COM              962166104      823    11645  SH      Sole                                      11645
                                                                67      950  SH      Defined                                     950
